Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation

Note 11 — Stock-based Compensation

Stock-based compensation includes grants of equity incentive awards in the form of stock options and other stock-based awards as well as the issuance of common stock under a consulting agreement with a related party (see Note 14, “Related Parties”) and issuance of Earn-Out Shares to service providers in connection with the Business Combination. Stock-based compensation also includes the impact of common stock purchased through our employee stock purchase plan, which allows eligible employees to purchase shares of our common stock at a price equal to 85% of their fair market value on the last day of a defined offering period. In January 2022, we increased the reserve of Common Stock for issuance under all incentive plans by 9 million shares in accordance with our 2021 Omnibus Incentive Plan. There have been no significant changes to our equity incentive plans and types of stock-based incentive awards disclosed in our 2021 Form 10-K.

Stock-based compensation was recorded in the condensed consolidated statements of operations and comprehensive loss as shown in the following table:

	Three months ended June 30,		Six Months Ended June 30,
(in thousands)	2022	2021	2022	2021
Cost of assay services revenue	$292	$92	$583	$181
Cost of product revenue	18	5	25	6
Research and development	1,834	871	3,566	1,574
Selling, general and administrative	7,316	3,796	13,957	6,255
Total stock-based compensation	$9,460	$4,764	$18,131	$8,016

Stock-based compensation will fluctuate based on the grant-date fair value of awards, the number of awards, the requisite service period of the awards, modification of awards, employee forfeitures and the timing of the awards. Expense related to each stock option and restricted stock unit (“RSU”) award is recognized on a straight-line basis over the requisite service period of the entire award.

The following table summarizes our award activity for stock options and RSUs for the six months ended June 30, 2022:

	Stock Options(1)	RSUs(2)
Outstanding as of December 31, 2021	19,702,845	—
Granted	5,702,256	557,756
Exercised	(1,866,556)	—
Forfeited	(505,952)	(11,044)
Expired	—	n/a
Outstanding as of June 30, 2022	23,032,593	546,712

(1)	The stock options generally vest over four years, with 25% vesting upon the first-year anniversary of the grant date and the remaining options vesting ratably each month thereafter.
(2)	The RSUs vest subject to the satisfaction of service requirements. The grant date fair values of these awards are determined based on the closing price of our Common Stock on the date of grant.

Note 13 — Stock-based Compensation

We maintained three equity incentive plans – the 2009 Equity Incentive Plan (the “2009 Plan”), the 2017 Equity Incentive Plan (the “2017 Plan”), and the 2021 Equity Incentive Plan (the “2021 Plan”) under which incentive and nonstatutory stock options to purchase shares of Old SomaLogic’s common stock were granted to employees, directors, and non-employee consultants. The 2009 Plan was terminated during 2017 upon the adoption of the 2017 Plan, and no further awards were granted under the 2009 Plan thereafter. The outstanding options previously granted under the 2009 Plan continued to remain outstanding under the 2017 Plan.

In connection with the Business Combination, we assumed the 2017 Plan, including the 2009 Plan options outstanding under the 2017 Plan, upon Closing. We terminated the 2017 Plan, provided that the outstanding awards granted under the 2009 Plan and 2017 Plan continue to remain outstanding. Upon consummation of the Business Combination, all outstanding options were converted into an option to acquire an adjusted number of shares of Common Stock of SomaLogic at an adjusted exercise price per share based on the Exchange Ratio. Such options continue to be governed by substantially the same terms and conditions, including vesting, as were applicable to the original instrument.

In September 2021, our Board of Directors adopted, and our stockholders approved, a new incentive plan (the “2021 Plan”), under which the Company may grant cash and equity incentive awards in the form of stock options, stock appreciation rights, restricted stock, other stock-based awards, other cash-based awards, and performance awards to employees, directors, and consultants of the Company. The 2021 Plan became effective upon the closing of the Business Combination. Under the 2021 Plan, as of December 31, 2021, we were authorized to issue a maximum of 21,300,000 shares of Common Stock. As of December 31, 2021, 2,944,448 awards have been granted under the 2021 Plan. As of December 31, 2021, we have reserved 38,496,936 shares of Common Stock for issuance under all incentive plans.

Stock-based compensation was recorded in the consolidated statements of operations and comprehensive loss as shown in the following table:

	Year Ended December 31,
(in thousands)	2021	2020
Cost of assay services revenue	$633	$413
Cost of product revenue	14	14
Research and development	10,958	4,173
Selling, general and administrative	16,810	10,572
Total stock-based compensation	$28,415	$15,172

Stock Options Awards

At December 31, 2021, there were 14,443,767 options outstanding within the 2009 Plan, the 2017 Plan, and the 2021 Plan and 5,259,078 options outstanding that were granted outside of the incentive plans. Generally, options vest over four years, with 25% vesting upon the first-year anniversary of the grant date and the remaining options vesting ratably each month thereafter.

The following table shows a summary of all stock option activity for the year ended December 31, 2021:

(in thousands, except share and per share data)	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	11,350,934	$3.92
Granted	10,271,113	$7.49
Exercised	(1,311,307)	$3.05
Forfeited	(453,551)	$4.54
Expired	(154,344)	$2.26
Outstanding as of December 31, 2021	19,702,845	$5.83	8.31	$115,314
Exercisable as of December 31, 2021	7,554,433	$3.88	6.77	$58,655
Vested and expected to vest as of December 31, 2021	17,144,896	$5.67	8.17	$103,148

The assumptions used in valuing the stock options granted are set forth in the following table:

Year Ended December 31,
	2021	2020
Expected dividend yield	—%	—%
Expected volatility	71.4 – 92.8%	83.5 – 92.0%
Risk-free interest rate	0.64 – 1.38%	0.32 – 0.54%
Expected weighted-average life of options	6.04 years	5.95 years

The total intrinsic value of options exercised during the years ended December 31, 2021 and 2020 was approximately $4.7 million and $0.4 million, respectively.

The weighted-average grant date fair value for options granted during the years ended December 31, 2021 and 2020 was $4.78 and $1.69, respectively.

Based on options granted to employees as of December 31, 2021, total compensation expense not yet recognized related to unvested options is approximately $40.2 million, which is expected to be recognized over a weighted average period of 2.97 years.

In June 2021, the Company modified options held by directors that resigned from our Board of Directors to accelerate the vesting and/or extend contractual terms. In connection with these modifications, the Company recorded incremental stock-based compensation expense of $0.7 million during the year ended December 31, 2021.

Secondary Sale Transaction

On July 1, 2021, an employee of the Company sold shares of the Company’s common stock and vested options to acquire shares of our common stock at a sales price that was above the then-current fair value. Since the purchasing parties are holders of economic interest in the Company and acquired shares and options from a current employee at a price in excess of fair value of such shares and options, the amount paid in excess of the fair value at the time of the secondary sale was recognized as stock-based compensation expense.

Total stock-based compensation expense related to the secondary sale transaction of $6.5 million included in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021 was recorded within research and development expenses.

Performance Awards

In July 2021, we entered into a consulting agreement (the “Consulting Milestone Agreement”) with a vendor, Abundant Venture Innovation Accelerator (“AVIA”), to provide services related to expanding our contractual relationships with health system providers. AVIA is a related party (see Note 16, Related Parties). The Consulting Milestone Agreement includes a fixed amount of compensation in our Common Stock for achievement of certain milestones related to our business. We account for these awards as stock compensation liabilities with a performance condition, which are measured at fair value on the date of the grant and recognized over the expected performance period when it is probable the milestone will be achieved.

In August 2021, we issued 14,727 shares of Old SomaLogic Class B common stock related to this Consulting Milestone Agreement for milestones achieved. These shares are presented in the consolidated statements of stockholders’ equity as 12,342 shares of Common Stock as a result of the reverse recapitalization. In December 2021, we issued additional 53,120 shares of Common Stock related to the Consulting Milestone Agreement. We recognized approximately $0.8 million of stock-based compensation expense during the year ended December 31, 2021. As of December 31, 2021, the remaining commitment of $0.04 million is recorded in other long-term liabilities.

Service Provider Earn-Out Shares

Upon the consummation of the Business Combination, 1,499,875 Earn-Out Shares, subject to vesting and forfeiture conditions, were issued to Earn-Out Service Providers (the “Service Provider Earn-Outs”). As the issuance of the Service Provider Earn-Outs is contingent on services being provided, we have accounted for them in accordance with ASC 718, Compensation - Stock Compensation. As of December 31, 2021, 1,444,484 Service Provider Earn-Outs were outstanding after forfeitures. Upon forfeiture, the forfeited shares will be redistributed to the Old SomaLogic stockholders. The weighted average grant date fair value of the Service Provider Earn-Outs was $7.04 per share, and will be recognized as stock-based compensation expense on a straight-line basis over the derived service period of 1.2 years or shorter if the awards vest. The assumptions used in valuing the Service Provider Earn-Outs using the Monte Carlo simulation included volatility of 89.8%, risk-free interest rate of 0.10% to 0.11%, a stock price of $10.63 to $10.67, and a forfeiture rate of approximately 8.3%. The Company recorded $2.9 million in stock-based compensation expense related to the Service Provider Earn-Outs during the year ended December 31, 2021, and $6.7 million is expected to be recorded over the remaining estimated service period.